Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000212507_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%
C000212507_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.79%
C000212507_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.28%
C000019557_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%
C000019557_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.79%
C000019557_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.37%
C000064276_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%
C000064276_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.79%
C000064276_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.37%
C000212506_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%
C000212506_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.79%
C000212506_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.28%
C000019555_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%
C000019555_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.79%
C000019555_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.37%
C000064274_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%
C000064274_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.79%
C000064274_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.37%
C000254532_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%
C000254532_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.01%
C000254533_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%
C000254533_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.01%
C000254530_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%
C000254530_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.01%
C000254529_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%
C000254529_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.01%
C000254531_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%
C000254531_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.01%
C000212507_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.85%
C000212507_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.52%
C000212507_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.03%
C000212507_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000212507_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.59%
C000212507_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.28%
C000019557_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.90%
C000019557_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.77%
C000019557_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.27%
C000019557_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000019557_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.59%
C000019557_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.84%
C000064276_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.02%
C000064276_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.85%
C000064276_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.36%
C000064276_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000064276_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.59%
C000064276_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.84%
C000212506_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.55%
C000212506_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.23%
C000212506_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.00%
C000212506_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000212506_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.59%
C000212506_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.28%
C000019555_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.89%
C000019555_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.87%
C000019555_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.64%
C000019555_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000019555_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.59%
C000019555_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.84%
C000064274_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.92%
C000064274_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.95%
C000064274_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.73%
C000064274_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000064274_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.59%
C000064274_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.84%
C000254532_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%
C000254532_ClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.14%
C000254532_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.52%
C000254532_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.69%
C000254532_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000254532_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.28%
C000254533_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.11%
C000254533_ClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.26%
C000254533_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.22%
C000254533_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.41%
C000254533_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000254533_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.28%
C000254530_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%
C000254530_ClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.83%
C000254530_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.66%
C000254530_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.83%
C000254530_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000254530_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.28%
C000254529_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.83%
C000254529_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.97%
C000254529_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000254529_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.28%
C000254531_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.93%
C000254531_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%
C000254531_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000254531_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.28%